SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	16,908	3,965
Granted	23,400	16,053
Vested and Issued	(10,631)	(2,504)
Forfeited	(4,089)	(606)
Ending balance	25,588	16,908